Debt securities issued - Summary of Corporate Bond Programs (Details) $ in Thousands	Dec. 31, 2025 ARS ($)
Banco BBVA Argentina S.A.
Disclosure Of Debt Instruments Issued [Line Items]
Authorized Amount	$ 1,000,000
Program Term	5 years
Volkswagen Financial Services Cía. Financiera S.A.
Disclosure Of Debt Instruments Issued [Line Items]
Authorized Amount	$ 250,000
Program Term	5 years
PSA Finance Argentina Compañía Financiera S.A.
Disclosure Of Debt Instruments Issued [Line Items]
Authorized Amount	$ 150,000
Program Term	5 years
FCA Compañía Financiera S.A.
Disclosure Of Debt Instruments Issued [Line Items]
Authorized Amount	$ 100,000
Program Term	5 years